Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

19.       Subsequent Events:

(a)	On January 13, 2023, the Company drew down the amounts of $22,829 and $24,171, under the two tranches available of the “Standard Chartered $47,000 Facility” (Note 8).

(b)	On February 16, 2023, pursuant to the Company’s dividend policy, the Company’s Board of Directors declared a quarterly cash dividend of $0.60 per share payable on or about March 14, 2023 to all shareholders of record as of February 28, 2023. The ex-dividend date is expected to be February 27, 2023.

(c)	On February 24, 2023, a Notice of Abandonment of all of the Company’s interests in the Star Pavlina was sent to the war risk insurers (Note 15b), claiming a total insurance value of $55,000. On February 28, 2023, and without prejudice to the first Notice of Abandonment, a second Notice of Abandonment with similar contents was sent to the war risk insurers. The Company awaits the insurers’ response pursuant to the insurance policy and continues to closely monitor the situation to ensure that the interests of all stakeholders are safeguarded. The Company is not in a position at this stage to estimate the timeline for the matter to be resolved. The carrying value of the respective vessel as of December 31, 2022 was $26,119.